Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Ivy Funds Variable Insurance Portfolios
Central Index Key	0000810016
Amendment Flag	false
Document Creation Date	Apr 5, 2013
Document Effective Date	Apr 5, 2013
Prospectus Date	Apr 30, 2012

Ivy Funds Variable Insurance Portfolios

Supplement dated April 5, 2013 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012, December 3, 2012 and January 18, 2013

The following is added as a new paragraph following the second paragraph of the "Ivy Funds VIP Asset Strategy — Principal Investment Strategies" section on page 51 of the Ivy Funds Variable Insurance Portfolios Prospectus:

The Portfolio may gain exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is wholly owned and controlled by the Portfolio. Should the Portfolio invest in the Subsidiary, it would be expected to provide the Portfolio with exposure to investment returns from commodities, derivatives and commodity-linked instruments within the limits of the federal tax requirements applicable to investment companies, such as the Portfolio. The Subsidiary is subject to the same general investment policies and restrictions as the Portfolio, except that unlike the Portfolio, the Subsidiary is able to invest without limitation in commodities, derivatives and commodity-linked instruments and, to the extent the Subsidiary invests in derivative instruments, may use leveraged investment techniques.

The following is added as a new paragraph following the last bullet point in the “Ivy Funds VIP Asset Strategy — Principal Investment Risks” section on page 53 of the Ivy Funds Variable Insurance Portfolios Prospectus:

  Subsidiary Investment Risk. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the investor protections of the 1940 Act. Thus, the Portfolio, as an investor in the Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are managed by WRIMCO, it is unlikely that the Subsidiary would take action contrary to the interests of the Portfolio or the Portfolio’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary are organized, respectively, could result in the inability of the Portfolio and/or the Subsidiary to operate as intended and could negatively affect the Portfolio and its shareholders. Although under the federal tax law, the Portfolio may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income), the Portfolio has received an opinion of counsel, which is not binding on the Internal Revenue Service or the courts, that income the Portfolio receives from the Subsidiary should constitute qualifying income.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement [Text Block]	ifvip2_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated April 5, 2013 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012, December 3, 2012 and January 18, 2013

The following is added as a new paragraph following the second paragraph of the "Ivy Funds VIP Asset Strategy — Principal Investment Strategies" section on page 51 of the Ivy Funds Variable Insurance Portfolios Prospectus:

The Portfolio may gain exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is wholly owned and controlled by the Portfolio. Should the Portfolio invest in the Subsidiary, it would be expected to provide the Portfolio with exposure to investment returns from commodities, derivatives and commodity-linked instruments within the limits of the federal tax requirements applicable to investment companies, such as the Portfolio. The Subsidiary is subject to the same general investment policies and restrictions as the Portfolio, except that unlike the Portfolio, the Subsidiary is able to invest without limitation in commodities, derivatives and commodity-linked instruments and, to the extent the Subsidiary invests in derivative instruments, may use leveraged investment techniques.

The following is added as a new paragraph following the last bullet point in the “Ivy Funds VIP Asset Strategy — Principal Investment Risks” section on page 53 of the Ivy Funds Variable Insurance Portfolios Prospectus:

  Subsidiary Investment Risk. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the investor protections of the 1940 Act. Thus, the Portfolio, as an investor in the Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are managed by WRIMCO, it is unlikely that the Subsidiary would take action contrary to the interests of the Portfolio or the Portfolio’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary are organized, respectively, could result in the inability of the Portfolio and/or the Subsidiary to operate as intended and could negatively affect the Portfolio and its shareholders. Although under the federal tax law, the Portfolio may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income), the Portfolio has received an opinion of counsel, which is not binding on the Internal Revenue Service or the courts, that income the Portfolio receives from the Subsidiary should constitute qualifying income.

Ivy Funds VIP Asset Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ifvip2_SupplementTextBlock

Ivy Funds Variable Insurance Portfolios

Supplement dated April 5, 2013 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 30, 2012

and as supplemented June 4, 2012, December 3, 2012 and January 18, 2013

The following is added as a new paragraph following the second paragraph of the "Ivy Funds VIP Asset Strategy — Principal Investment Strategies" section on page 51 of the Ivy Funds Variable Insurance Portfolios Prospectus:

The Portfolio may gain exposure to commodities, including precious metals, derivatives and commodity-linked instruments by investing in a subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is wholly owned and controlled by the Portfolio. Should the Portfolio invest in the Subsidiary, it would be expected to provide the Portfolio with exposure to investment returns from commodities, derivatives and commodity-linked instruments within the limits of the federal tax requirements applicable to investment companies, such as the Portfolio. The Subsidiary is subject to the same general investment policies and restrictions as the Portfolio, except that unlike the Portfolio, the Subsidiary is able to invest without limitation in commodities, derivatives and commodity-linked instruments and, to the extent the Subsidiary invests in derivative instruments, may use leveraged investment techniques.

The following is added as a new paragraph following the last bullet point in the “Ivy Funds VIP Asset Strategy — Principal Investment Risks” section on page 53 of the Ivy Funds Variable Insurance Portfolios Prospectus:

  Subsidiary Investment Risk. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all of the investor protections of the 1940 Act. Thus, the Portfolio, as an investor in the Subsidiary, would not have all of the protections offered to investors in registered investment companies. However, because the Portfolio wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are managed by WRIMCO, it is unlikely that the Subsidiary would take action contrary to the interests of the Portfolio or the Portfolio’s shareholders. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary are organized, respectively, could result in the inability of the Portfolio and/or the Subsidiary to operate as intended and could negatively affect the Portfolio and its shareholders. Although under the federal tax law, the Portfolio may not earn more than 10% of its annual gross income from gains resulting from selling commodities (and other non-qualifying income), the Portfolio has received an opinion of counsel, which is not binding on the Internal Revenue Service or the courts, that income the Portfolio receives from the Subsidiary should constitute qualifying income.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 5, 2013